Consolidated statement of financial position - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
NON-CURRENT ASSETS
Intangible assets, net	$ 6,908	$ 7,785
Property, plant and equipment, net	2,847	3,107
Right of use assets, net	792	896
Investment in Honduras joint venture	561	576
Contract costs, net	12	12
Deferred tax assets	153	141
Other non-current assets	84	84
TOTAL NON-CURRENT ASSETS	11,357	12,601
CURRENT ASSETS
Inventories	44	45
Trade receivables, net	390	443
Contract assets, net	77	82
Amounts due from non-controlling interests, associates and joint ventures	15	12
Derivative financial instruments	0	6
Prepayments	94	82
Accrued income	87	86
Current income tax assets	109	118
Supplier advances for capital expenditure	16	21
Other current assets	166	190
Restricted cash	57	56
Cash and cash equivalents	699	775
TOTAL CURRENT ASSETS	1,753	1,915
Assets held for sale	627	0
TOTAL ASSETS	13,737	14,516
EQUITY
Share capital and premium	1,322	1,334
Treasury shares	(43)	(8)
Other reserves	(531)	(500)
Retained profits	2,628	2,785
Net profit/ (loss) for the period/year attributable to owners of the Company	253	(82)
Equity attributable to owners of the Company	3,628	3,529
Non-controlling interests	(54)	(84)
TOTAL EQUITY	3,574	3,445
NON-CURRENT LIABILITIES
Debt and financing	5,533	6,476
Lease liabilities	798	854
Derivative financial instruments	59	46
Amounts due to non-controlling interests, associates and joint ventures	34	12
Payables and accruals for capital expenditure	194	885
Provisions and other non-current liabilities	283	330
Deferred tax liabilities	149	140
TOTAL NON-CURRENT LIABILITIES	7,050	8,742
CURRENT LIABILITIES
Debt and financing	282	221
Lease liabilities	156	189
Put option liability	0	86
Payables and accruals for capital expenditure	305	314
Other trade payables	300	390
Amounts due to non-controlling interests, associates and joint ventures	105	62
Accrued interest and other expenses	421	444
Current income tax liabilities	122	93
Contract liabilities	121	156
Dividend payable	172	0
Provisions and other current liabilities	421	374
TOTAL CURRENT LIABILITIES	2,404	2,329
Liabilities directly associated with assets held for sale	709	0
TOTAL LIABILITIES	10,163	11,071
TOTAL EQUITY AND LIABILITIES	$ 13,737	$ 14,516